Financial instruments (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets receivable from related parties	R$ 276,388	R$ 319,546
S A B E S P [Member]
IfrsStatementLineItems [Line Items]
Financial assets receivable from related parties	1,139,064	1,228,389
Additional retirement and pension plan	R$ 1,016,697	R$ 1,105,299
Simple interest	0.50%